Fair Value Measurements - Changes in fair value measurements (Details) - Level 3 $ in Thousands	6 Months Ended
Jul. 31, 2022 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning	$ 12,990
Increase from acquisitions	23,373
Cash payments	(10,517)
Charges through profit or loss	1,833
Effect of movements in foreign exchange	(100)
Balance at the end	$ 27,579